Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	kr (310,253)
Financial liabilities at end of period	(339,240)	kr (310,253)
Financial assets and liabilities at fair value in level 3
Unrealized fair value changes	2,024	594
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(34,592)	(41,461)
Purchases	(4,267)	(10,367)
Settlements & sales	10,476	18,738
Transfers to level 3		(1)
Gains (+) and losses (-) through profit or loss	2,025	607
Gains (+) and losses (-) in other comprehensive income	(52)	(36)
Currency exchange-rate effects assets and liabilities	(4,642)	(2,072)
Financial assets and liabilities at fair value in level 3, at the end of period	(31,052)	(34,592)
Debt securities issued
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(280,294)
Financial liabilities at end of period	(318,900)	(280,294)
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(32,555)	(41,198)
Purchases	(4,267)	(10,372)
Settlements & sales	10,255	19,337
Gains (+) and losses (-) through profit or loss	2,641	196
Gains (+) and losses (-) in other comprehensive income	(52)	(36)
Currency exchange-rate effects liabilities	(2,558)	(482)
Financial liabilities at end of period	(26,536)	(32,555)
Derivatives
Reconciliation of changes in fair value measurement, liabilities
Financial liabilities at beginning of period	(14,729)
Transfers to level 3	0	(1)
Financial liabilities at end of period	(13,187)	(14,729)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value in level 3, at the beginning of period	(2,037)	(263)
Purchases	0	5
Settlements & sales	221	(599)
Transfers to level 3		(1)
Gains (+) and losses (-) through profit or loss	(616)	411
Currency exchange-rate effects assets and liabilities	(2,084)	(1,590)
Financial assets and liabilities at fair value in level 3, at the end of period	kr (4,516)	kr (2,037)